Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Share Based Compensation [Line Items]
Summary of Continuity of Deferred Share Units
Continuity of deferred share units are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	480,481	344,768
Granted	218,069	130,772
Dividend equivalents and other adjustments	7,124	4,941

Ending balance	705,674	480,481

Disclosure of significant unobservable inputs used in fair value measurement of assets explanatory
The Monte-Carlo simulation was performed on the grant date, September 4, 2024, and used the following to estimate the fair value of the PSUs:

Common share price	$13.81
20-day VWAP as at April 1, 2024	$10.72
Term (in years)	3.0
Common share expected volatility	41.03%
Expected risk-free interest rate	3.09%

Summary of Continuity RSUs
Continuity of RSUs are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	1,037,229	607,252
Granted	565,016	569,536
Dividend equivalents and other adjustments, net of cancellations	(406,844)	(75,279)
Vested and settled	-	(64,280)

Ending balance	1,195,401	1,037,229

Summary of Continuity of PSUs
Continuity of PSUs are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	1,049,039	231,898
Granted	1,042,775	953,783
Dividend equivalents and other adjustments, net of cancellations	(921,434)	(63,146)
Vested and settled	-	(73,496)

Ending balance	1,170,381	1,049,039

Current Year 2025 Plan [Member]
Disclosure Of Share Based Compensation [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of assets explanatory	The Monte-Carlo simulation was performed on the grant date, August 21, 2025, and used the following to estimate the fair value of the PSUs:

Common share price	$6.36
20-day VWAP as at January 1, 2025	$14.04
Term (in years)	3.0
Common share expected volatility	43.94%
Expected risk-free interest rate	2.62%